Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000853593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2015
Prospectus Date	rr_ProspectusDate	Nov. 27, 2015